DELAWARE GROUP® EQUITY FUNDS IV

Delaware Smid Cap Growth Fund
(the “Fund”)

Supplement to the Fund’s Class A, Class B, Class C, and Class R
Statutory Prospectus dated January 28, 2012

The Fund will close to new investors after the close of business on February 24, 2012. Existing shareholders of the Fund and certain eligible investors, as set forth below, may continue to purchase additional shares in existing or new accounts, including purchases through reinvestment of dividends or capital gains distributions and exchanges. Eligible investors include:

•	Shareholders of the Fund as of the closing date;
•	Certain retirement plans and IRA transfers and rollovers from these plans; and
•
Certain advisory or fee based programs sponsored by and/or controlled by financial intermediaries where the financial intermediary has entered into an arrangement with the Fund's distributor or transfer agent (mutual fund wrap accounts).

Please keep in mind that if you sell all the shares in your account, your account will be closed and you will not be able to buy additional Fund shares or to reopen your account.

In connection with this closure, the 12b-1 fees for Class A shares of the Fund will be capped at 0.25%.

The Fund reserves the right to modify this policy at any time.

The following paragraph is added immediately before the Fund’s fee table in the section entitled, “What are the Fund’s fees and expenses?” on page 1.

Effective February 27, 2012, the Distributor has voluntarily agreed to limit the 12b-1 fees for Class A shares to 0.25% of average daily net assets. Please see "About your account - Choosing a share class – Class A" in this prospectus for more information.

The following paragraph is inserted at the beginning of the section entitled, “Purchase and redemption of Fund shares” on page 6.

Effective after the close of business on February 24, 2012, the Fund is closed to new investors. Existing shareholders of the Fund; certain retirement plans and IRA transfers and rollovers from these plans; and certain advisory or fee based programs sponsored by and/or controlled by financial intermediaries where the financial intermediary has entered into an arrangement with the Fund's Distributor or transfer agent (mutual fund wrap accounts) may continue to purchase shares.

The following replaces the fourth bullet in the section entitled, “About your account – Choosing a share class – Class A” on page 22.

Class A shares are also subject to an annual 12b-1 fee no greater than 0.30% (currently voluntarily limited to 0.25%) of average daily net assets, which is lower than the 12b-1 fee for Class C and Class R shares. See "Dealer compensation" below for further information.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated February 9, 2012.

DELAWARE GROUP® EQUITY FUNDS IV

Delaware Smid Cap Growth Fund
(the “Fund”)

Supplement to the Fund’s Institutional Class
Statutory Prospectus dated January 28, 2012

The Fund will close to new investors after the close of business on February 24, 2012. Existing shareholders of the Fund and certain eligible investors, as set forth below, may continue to purchase additional shares in existing or new accounts, including purchases through reinvestment of dividends or capital gains distributions and exchanges. Eligible investors include:

•	Shareholders of the Fund as of the closing date;
•	Certain retirement plans and IRA transfers and rollovers from these plans; and
•
Certain advisory or fee based programs sponsored by and/or controlled by financial intermediaries where the financial intermediary has entered into an arrangement with the Fund's distributor or transfer agent (mutual fund wrap accounts).

Please keep in mind that if you sell all the shares in your account, your account will be closed and you will not be able to buy additional Fund shares or to reopen your account.

The Fund reserves the right to modify this policy at any time.

The following paragraph is inserted at the beginning of the section entitled, “Purchase and redemption of Fund shares” on page 5.

Effective after the close of business on February 24, 2012, the Fund is closed to new investors. Existing shareholders of the Fund; certain retirement plans and IRA transfers and rollovers from these plans; and certain advisory or fee based programs sponsored by and/or controlled by financial intermediaries where the financial intermediary has entered into an arrangement with the Fund's distributor or transfer agent (mutual fund wrap accounts) may continue to purchase shares.

Investments in the Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated February 9, 2012.